Fixed Assets and Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 167,161	$ 181,675
Loss on disposal of fixed assets	79,628
Property, plant and equipment	788,639	$ 1,176,853
Amortization expense for capital leases	72,868	7,779
Amortization expense for intangible assets	8,390
Equipment under capital leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	218,605	218,605
Accumulated amortization	$ 80,647	$ 7,779